Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Other non-current liabilities
17.	Other non-current liabilities

Other
non-current
liabilities consisted of the following:

	Note	As of December 31,
		2019	2020	2020
		RMB	RMB	US$
Unrecognized tax benefit	19	20,519	38,114	5,841
Contingent consideration, non-current portion		2,247	2,900	445

Total		22,766	41,014	6,286